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September 29, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN.: Ms. Patsy Mengiste
       Document Control - EDGAR

RE: RiverSource Global Series, Inc.
       Columbia Absolute Return Currency and Income Fund
          (formerly known as RiverSource Absolute Return Currency and Income
          Fund)
       Columbia Emerging Markets Bond Fund
          (formerly known as RiverSource Emerging Markets Bond Fund) Columbia Global Bond Fund
          (formerly known as RiverSource Global Bond Fund)
       Columbia Emerging Markets Opportunity Fund
          (formerly known as Threadneedle Emerging Markets Fund)
       Columbia Global Equity Fund
          (formerly known as Threadneedle Global Equity Fund)
       Columbia Global Extended Alpha Fund
          (formerly known as Threadneedle Global Extended Alpha Fund)

    Post-Effective Amendment No. 62
    File No. 33-25824/811-5696

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 62 (Amendment). This Amendment was filed electronically on September 27, 2010.

If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
-------------------------------------
Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.